CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
CONSOLIDATED STATEMENTS OF INCOME
Net sales	$ 1,454.8	$ 1,468.1	$ 1,516.0	$ 1,528.0	$ 1,604.8	$ 1,559.6	$ 1,615.8	$ 1,550.1	$ 5,966.9	$ 6,330.3	$ 6,140.0
Cost of products sold									4,321.1	4,679.1	4,502.3
Gross profit	392.3	405.9	417.6	430.0	415.1	400.7	428.2	407.2	1,645.8	1,651.2	1,637.7
Marketing, general and administrative expense									1,108.1	1,158.9	1,174.2
Interest expense									60.5	63.3	60.9
Other expense, net	19.3	7.0	27.7	14.3	14.6	7.8	38.5	7.3	68.3	68.2	36.6
Income from continuing operations before taxes									408.9	360.8	366.0
Provision for income taxes									134.5	113.5	124.3
Income from continuing operations	56.5	81.3	64.7	71.9	69.8	60.9	50.2	66.4	274.4	247.3	241.7
Loss from discontinued operations, net of tax									(0.1)	(2.2)	(28.5)
Net income	$ 57.0	$ 81.7	$ 63.7	$ 71.9	$ 70.6	$ 60.2	$ 48.3	$ 66.0	$ 274.3	$ 245.1	$ 213.2
Net income (loss) per common share:
Continuing operations (in dollars per share)	$ 0.62	$ 0.89	$ 0.71	$ 0.79	$ 0.76	$ 0.65	$ 0.53	$ 0.69	$ 3.01	$ 2.64	$ 2.46
Discontinued operations (in dollars per share)	0.01		(0.01)		0.01		(0.02)			(0.03)	(0.29)
Net income per common share (in dollars per share)	0.63	0.89	0.70	0.79	0.77	0.65	0.51	0.69	3.01	2.61	2.17
Net income (loss) per common share, assuming dilution:
Continuing operations (in dollars per share)	0.61	0.87	0.69	0.78	0.75	0.64	0.52	0.68	2.95	2.58	2.41
Discontinued operations (in dollars per share)	0.01	0.01	(0.01)		0.01	(0.01)	(0.02)	(0.01)		(0.02)	(0.28)
Net income per common share, assuming dilution (in dollars per share)	$ 0.62	$ 0.88	$ 0.68	$ 0.78	$ 0.76	$ 0.63	$ 0.50	$ 0.67	2.95	2.56	2.13
Dividends per common share (in dollars per share)									$ 1.46	$ 1.34	$ 1.14
Weighted average number of shares outstanding:
Common shares (in shares)									91.0	93.8	98.4
Common shares, assuming dilution (in shares)									92.9	95.7	100.1